Subsequent Events - Additional Information (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Tax expense (income) | ¥	¥ 633,000		¥ 1,524,830	¥ 635,367	¥ 4,187,776
PAO Bank [Member]
Disclosure of non-adjusting events after reporting period [line items]
Subsidiary capital injection amount | $		$ 700